Property and Equipment, Net - Schedule of Property and Equipment, Net (Detail) ¥ in Thousands, $ in Thousands	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	¥ 682,781	$ 96,168	¥ 733,570
Less: Accumulated depreciation	(511,863)	(72,095)	(446,678)
Property, Plant and Equipment, Net	189,084	26,632	314,980
Electronic office equipment
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	59,780	8,420	68,027
Leasehold improvements
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	468,265	65,954	506,501
Furniture, fixtures and equipment
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	154,736	21,794	159,042
Construction in progress
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Net	¥ 18,166	$ 2,559	¥ 28,088